Notes to the consolidated statement of cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Adjustments for
Depreciation and amortization	€ 1,660	€ 1,455	€ 1,591
Share-based payments	81	68	92
Impairment charges	102	55	244
Restructuring charges	397	238	522
Profit on sale of property, plant and equipment and non-current financial investments	(65)	(60)	(121)
Share of results of associated companies and joint ventures	(12)	(12)	(11)
Financial income and expenses	283	232	402
Income tax expense	140	64	937
(Gain)/loss on the sale of businesses	(4)	24	(5)
Other operating income and expenses	45	29	25
Total	€ 2,627	€ 2,093	€ 3,676